VALUE OF BUSINESS ACQUIRED (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Value Of Business Acquired [Line Items]
Gross Carrying Amount	$ 416	$ 416
Accumulated Amortization and Other	(398)	(313)
Net	18	103
Total amortization	11	(13)	10
Amortization Of Value Of Business Acquired VOBA Low End Range	1
Amortization Of Value Of Business Acquired VOBA High End Range	3
Protective Life [Member]
Value Of Business Acquired [Line Items]
Net	$ 117